SHARE-BASED COMPENSATION - Fair value of the share options granted (Details) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair value of share options granted estimated using Black Scholes
Weighted average fair value of Common Shares	$ 6.35	$ 14.40	$ 6.00	$ 8.40
Expected volatility	98.80%	90.00%	92.00%	105.00%
Risk-free interest rate	2.59%	0.71%	0.95%	0.90%
Expected dividend yield	0.00%	0.00%
Expected term (years)	6 years	2 years 9 months 18 days	4 years 6 months	5 years 6 months